Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (261,513)	$ (9,725)
Income (loss) from discontinued operations, net	(27,974)	8,101
Net loss from continuing operations	(233,539)	(17,826)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	23,011	6,103
Amortization of debt discount	6,383	4,386
Forgiveness of PPP Loan	(2,509)	(572)
Stock based compensation expense	9,372	29,219
Impairment of goodwill and franchise rights	324,276	0
Loss (gain) from change in value of derivatives	(39)	8,799
Deferred taxes	(76,637)	(22,545)
Originations of loan receivables, net of principal payments received	(27,934)	0
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable	(4,551)	(3,721)
Inventory	(120,358)	(41,428)
Prepaid expenses and other current assets	(415)	(1,076)
Other assets	266	(4,534)
Other liabilities	1,606	4,747
Accounts payable and accrued liabilities	(5,928)	7,980
Floor plan trade note borrowings	60,269	15,119
Net cash used in operating activities of continuing operations	(46,727)	(15,349)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash used for acquisitions; net of cash received	(69,584)	(371,314)
Technology development	(7,003)	(1,871)
Purchase of property and equipment	(5,617)	(5,646)
Net cash used in investing activities of continuing operations	(82,204)	(378,831)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from new secured debt	84,500	261,451
Repayments of debt and mortgage notes	(49,082)	(12,820)
Repayments of issuance of notes	(2,117)	0
Increase in borrowings from non-trade floor plans	77,934	1,358
Proceeds from RumbleOn Finance (“ROF”) credit facility for the purchase of consumer finance loans	25,000	0
Net proceeds from sale of common stock	0	191,241
Net cash provided by financing activities of continuing operations	136,235	441,230
CASH FLOWS FROM DISCONTINUED OPERATIONS
Net cash provided by (used in) operating activities	27,841	(16,827)
Net cash (used in) provided by financing activities	(28,540)	18,235
Net cash (used in) provided by discontinued operations	(699)	1,408
NET CHANGE IN CASH	6,605	48,458
CASH AND RESTRICTED CASH AT BEGINNING OF PERIOD	51,974	3,516
CASH AND RESTRICTED CASH AT END OF PERIOD	$ 58,579	$ 51,974